UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Argentina — 0.5%
Ternium SA - ADR		157,000	$4,551,430
Brazil — 70.6%
AES Tiete SA		177,000	2,567,947
AES Tiete SA, Preference Shares		105,000	1,631,009
Anhanguera Educacional Participacoes SA		309,000	5,947,480
Autometal SA		610,000	5,919,657
BM&FBOVESPA SA		3,700,000	21,758,391
BR Malls Participacoes SA		870,000	9,985,492
BR Properties SA		530,000	5,809,717
Banco Bradesco SA - ADR		2,120,000	40,767,600
Banco do Brasil SA		825,000	13,932,198
Bradespar SA, Preference Shares		700,000	18,140,375
Braskem SA, Preference ‘A’ Shares		200,000	2,378,051
Brookfield Incorporacoes SA		550,000	2,436,406
Cia de Bebidas das Americas, Preference Shares - ADR		1,235,000	37,074,700
Cia de Concessoes Rodoviarias		635,000	19,010,897
Cia Energetica de Minas Gerais - ADR		560,000	10,808,000
Cia Energetica de Minas Gerais, Preference Shares		49,300	936,822
Cyrela Brazil Realty SA		130,000	1,269,949
Diagnosticos da America SA		350,000	4,321,824
EDP - Energias do Brasil SA		125,000	3,117,645
Even Construtora e Incorporadora SA		500,000	2,434,149
Hypermarcas SA		1,025,000	7,759,293
Iguatemi Empresa de Shopping Centers SA		44,600	983,826
Iochpe-Maxion SA		515,000	6,694,651
Itau Unibanco Holdings SA - ADR		4,650,000	94,720,500
Itausa-Investimentos Itau SA, Preference Shares		1,900,000	12,680,143
LPS Brasil Consultoria de Imoveis SA		200,000	4,387,271
Localiza Rent A Car SA		600,000	9,672,115
Lojas Renner SA		18,000	640,101
Magazine Luiza SA (a)		610,000	5,435,858
Marcopolo SA, Preference Shares		615,000	2,498,307
Metalfrio Solutions SA		146,000	941,419
Multiplus SA		428,000	7,410,001
Natura Cosmeticos SA		490,000	11,093,207
OGX Petroleo e Gas Participacoes SA (a)		2,250,000	18,759,068
PDG Realty SA Empreendimentos e Participacoes		3,400,000	17,889,544
Petroleo Brasileiro SA - ADR		3,400,000	104,482,000
Profarma Distribuidora de Produtos Farmaceuticos SA		342,000	3,175,549
QGEP Participacoes SA (a)		750,000	8,390,560
Rossi Residencial SA		580,000	4,356,966
T4F Entretenimento SA (a)		515,000	4,675,629

Common Stocks	Shares		Value
Brazil (concluded)
Totvs SA		363,000	$6,296,354
Tractebel Energia SA		327,000	5,515,891
Vale SA, Preference ‘A’ Shares - ADR		3,550,000	104,796,000
			653,502,562
Chile — 3.2%
Banco Santander Chile SA - ADR		150,000	13,947,000
E.CL SA		1,950,000	5,178,689
Empresa Nacional de Electricidad SA - ADR		100,000	5,365,000
Empresa Nacional de Telecomunicaciones SA		260,000	5,245,464
			29,736,153
Colombia — 2.3%
Pacific Rubiales Energy Corp.		730,000	20,995,761
Mexico — 17.1%
America Movil, SA de CV - ADR		2,457,000	63,390,600
Compartamos SAB de CV		2,500,000	4,498,479
Empresas ICA SAB de CV (a)		847,000	1,722,533
Fomento Economico Mexicano, SA de CV - ADR		390,000	28,224,300
Genomma Lab Internacional SA de CV (a)		2,950,000	6,755,898
Grupo Financiero Banorte, SA de CV ‘O’		2,040,000	8,933,571
Grupo Mexico SAB de CV		4,100,000	15,125,285
Grupo Televisa SA – ADR		877,000	19,460,630
Wal-Mart de Mexico SAB de CV		3,760,000	10,382,422
			158,493,718
Panama — 1.1%
Copa Holdings SA, Class A		155,000	10,169,550
Peru — 1.5%
Cia de Minas Buenaventura SA – ADR		120,000	4,912,800
Credicorp Ltd.		55,000	5,373,500
Southern Copper Corp.		117,000	3,996,720
			14,283,020
Total Common Stocks – 96.3%			891,732,194

Corporate Bonds	Par (000)
Brazil — 0.4%
Hypermarcas SA:
3.00%, 10/15/15	BRL	1,648	1,160,996
11.30%, 10/15/18		1,648	1,095,525

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican New Peso
USD	US Dollar

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Brazil (concluded)
Lupatech SA, 6.50%, 4/15/18 (b)	BRL	2,128	$1,424,266
Total Corporate Bonds – 0.4%			3,680,787

Participation Notes
Brazil — 3.0%
Morgan Stanley BV:
(AES Tiete SA), due 12/20/12	USD	55	851,213
(Cyrela Brazil Realty SA Empreendimentos e Participacoes), due 4/05/12		400	4,003,760
(Hypermarcas SA), due 6/21/11		90	682,393
(Itausa – Investimentos Itau SA), due 4/16/12		6	39,546
(Lojas Renner SA), due 11/24/10		400	14,922,720
(Lojas Renner SA), due 7/22/13		50	1,872,565
(Lojas Renner SA), due 2/25/14		33	1,218,040
(Natura Cosmeticos SA), 10/29/11		95	2,212,104
(Natura Cosmeticos SA), 7/22/13		27	620,579
(OGX Petroleo e Gas Participacoes SA), due 10/28/13		1	4,996
(Rossi Residential SA), due 6/17/11		235	1,809,735
Total Participation Notes – 3.0%			28,237,651

Rights	Shares
Brazil — 0.0%
Hypermarcas SA (Expires 10/15/15)		1,644	—
Total Rights – 0.0%			—
Total Long-Term Investments (Cost – $639,788,318) – 99.7%			923,650,632

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)		230	230
Total Short-Term Securities (Cost – $230) – 0.0%			230

			Value
Total Investments (Cost – $639,788,548*) – 99.7%			$923,650,862
Other Assets Less Liabilities – 0.3%			2,416,382
Net Assets – 100.0%			$926,067,244

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$592,790,678
Gross unrealized appreciation	$339,768,767
Gross unrealized depreciation	(8,908,583)
Net unrealized appreciation	$330,860,184

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2010	Net Activity	Shares/Beneficial Interest Held at July 31, 2011	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	5,978,803	(5,978,573)	230	$6,309
BlackRock
Liquidity
Series, LLC
Money
Market
Series	$62,121,755	$(62,121,755)	—	$47,056

(d)	Represents the current yield as of report date.

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,368,523	BRL	8,340,000	Brown Brothers Harriman & Co.	8/02/11	$(9,173)
USD	611,940	MXN	7,173,229	State Street Bank & Trust Co.	8/02/11	792
USD	288,037	CAD	275,046	State Street Bank & Trust Co.	8/03/11	166
Total						$(8,215)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$4,551,430	—	—	$4,551,430
Brazil	653,502,562	—	—	653,502,562
Chile	29,736,153	—	—	29,736,153
Colombia	20,995,761	—	—	20,995,761
Mexico	158,493,718	—	—	158,493,718
Panama	10,169,550	—	—	10,169,550
Peru	14,283,020	—	—	14,283,020
Corporate Bonds	—	—	$3,680,787	3,680,787
Participation Notes	—	—	28,237,651	28,237,651
Short-Term Securities	230	—	—	230
Total	$891,732,424	—	$31,918,438	$923,650,862

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$958	—	$958
Liabilities:
Foreign currency exchange contracts	—	(9,173)	—	(9,173)
Total	—	$(8,215)	—	$(8,215)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Bonds	Participation Notes	Total
Assets:
Balance, as of October 31, 2010	$1,266,510	$43,996,618	$45,263,128
Accrued discounts/ premium	(2,422)	—	(2,422)
Realized gain (loss)	—	1,709,824	1,709,824
Net change in unrealized appreciation/ depreciation[2]	444,233	(8,276,798)	(7,832,565)
Purchases	1,972,466	2,869,712	4,842,178
Sales	—	(12,061,705)	(12,061,705)
Transfers In3	—	—	—
Transfers Out[3]	—	—	—
Balance, as of July 31, 2011	$3,680,787	$28,237,651	$31,918,438

[2]	The change in unrealized appreciation/depreciation on investments still held at July 31, 2011 was $(4,372,756).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: September 26, 2011